OPERATING COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2022
OPERATING COSTS AND EXPENSES
OPERATING COSTS AND EXPENSES

26)  OPERATING COSTS AND EXPENSES

	2022
			General and
	Cost of sales		administrative
	and services	Selling expenses	expenses	Total
Personnel (1)	(1,109,109)	(3,059,974)	(719,017)	(4,888,100)
Third-party services (2)	(8,865,064)	(5,730,219)	(1,063,572)	(15,658,855)
Rental, insurance, condominium and connection means (3)	(1,307,950)	(66,148)	(48,182)	(1,422,280)
Taxes, charges and contributions (4)	(1,905,558)	(33,255)	(53,395)	(1,992,208)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,315,614)	—	(1,315,614)
Depreciation and amortization (5)	(10,309,553)	(1,521,709)	(828,611)	(12,659,873)
Cost of goods sold	(3,841,064)	—	—	(3,841,064)
Materials and other operating costs and expenses	(93,382)	(112,207)	(24,823)	(230,412)
Total	(27,431,680)	(11,839,126)	(2,737,600)	(42,008,406)

	2021
			General and
	Cost of sales		administrative
	and services	Selling expenses	expenses	Total
Personnel (1)	(861,876)	(2,661,782)	(588,016)	(4,111,674)
Third-party services (2)	(8,019,315)	(5,768,909)	(1,054,453)	(14,842,677)
Rental, insurance, condominium and connection means (3)	(1,187,976)	(57,852)	(44,187)	(1,290,015)
Taxes, charges and contributions (4)	(1,704,235)	(29,649)	(52,818)	(1,786,702)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,436,288)	—	(1,436,288)
Depreciation and amortization (5)	(9,688,780)	(1,506,862)	(842,689)	(12,038,331)
Cost of goods sold	(3,222,043)	—	—	(3,222,043)
Materials and other operating costs and expenses	(97,144)	(132,775)	(33,742)	(263,661)
Total	(24,781,369)	(11,594,117)	(2,615,905)	(38,991,391)

	2020
			General and
	Cost of sales		administrative
	and services	Selling expenses	expenses	Total
Personnel (1)	(775,789)	(2,522,455)	(442,716)	(3,740,960)
Third-party services (2)	(7,120,850)	(5,888,370)	(1,078,582)	(14,087,802)
Rental, insurance, condominium and connection means (3)	(1,284,943)	(59,578)	(45,140)	(1,389,661)
Taxes, charges and contributions (4)	(1,690,171)	(32,517)	(47,428)	(1,770,116)
Estimated impairment losses on accounts receivable	—	(1,740,358)	—	(1,740,358)
Depreciation and amortization (5)	(8,865,855)	(1,495,229)	(866,414)	(11,227,498)
Cost of goods sold	(2,878,533)	—	—	(2,878,533)
Materials and other operating costs and expenses	(76,942)	(133,048)	(44,713)	(254,703)
Total	(22,693,083)	(11,871,555)	(2,524,993)	(37,089,631)
(1)

Includes costs and expenses with fees, salaries, social charges and benefits, profit sharing, stock-based compensation plans, pension plans and other post-employment benefits, training, transportation, health and nutrition.

(2)

Includes costs and expenses for interconnection and use of networks, advertising and publicity, plant maintenance, electricity, security, cleaning, TV content purchase, commercial brokerage and intermediation, partnerships, call center, back office, logistics and storage, preparation and posting of telephone bills, banking services, among others.

(3)	Includes costs and expenses of infrastructure, real estate, equipment, vehicles, insurance and means of connection.
(4)	Includes costs and expenses with FISTEL, FUST, FUNTTEL, liens for renewal of licenses and other taxes, fees and contributions.
(5)	Includes the consolidated amounts of R$3,049,570, R$2,737,111 and R$2,225,639 in the years ended December 31, 2022, 2021 and 2020, respectively, related to the leases depreciation (Note 13.e).